Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2026
Entity File Number	001-41286
Entity Registrant Name	VIVAKOR, INC.
Entity Central Index Key	0001450704
Entity Tax Identification Number	26-2178141
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5220 Spring Valley Road,
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	(469)
Local Phone Number	480-7175
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VIVK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false